UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of September 30, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.5%
Consumer Discretionary — 18.2%
	Auto Components — 1.7%
720	Allison Transmission Holdings, Inc.	14,486
159	BorgWarner, Inc. (a)	10,989

		25,475

	Automobiles — 1.5%
327	Harley—Davidson, Inc.	13,868
330	Tesla Motors, Inc. (a)	9,668

		23,536

	Hotels, Restaurants & Leisure — 3.5%
339	Las Vegas Sands Corp.	15,729
614	Royal Caribbean Cruises Ltd.	18,555
381	Starbucks Corp.	19,346

		53,630

	Internet & Catalog Retail — 2.7%
116	Amazon.com, Inc. (a)	29,476
19	priceline.com, Inc. (a)	11,570

		41,046

	Media — 2.9%
462	DIRECTV (a)	24,226
407	Walt Disney Co. (The)	21,267

		45,493

	Specialty Retail — 2.7%
426	Home Depot, Inc. (The)	25,723
225	PetSmart, Inc.	15,507

		41,230

	Textiles, Apparel & Luxury Goods — 3.2%
410	Michael Kors Holdings Ltd., (Hong
	Kong) (a)	21,777
100	V.F. Corp.	15,952
260	Wolverine World Wide, Inc.	11,541

		49,270

	Total Consumer Discretionary	279,680

Consumer Staples — 1.9%

	Food Products — 1.5%
713	Dean Foods Co. (a)	11,656
152	Mead Johnson Nutrition Co.	11,153

		22,809

	Personal Products — 0.4%
138	Herbalife Ltd., (Cayman Islands)	6,536

	Total Consumer Staples	29,345

Energy — 5.5%

	Energy Equipment & Services — 1.9%
302	Cameron International Corp. (a)	16,949
168	Dril-Quip, Inc. (a)	12,054

		29,003

	Oil, Gas & Consumable Fuels — 3.6%
237	Concho Resources, Inc. (a)	22,494
308	Laredo Petroleum Holdings, Inc. (a)	6,763
129	Pioneer Natural Resources Co.	13,457
183	Range Resources Corp.	12,758

		55,472

	Total Energy	84,475

Financials — 9.4%

	Capital Markets — 0.9%
228	T. Rowe Price Group, Inc.	14,451

	Commercial Banks — 3.5%
135	M&T Bank Corp.	12,828
594	U.S. Bancorp	20,388
595	Wells Fargo & Co.	20,545

		53,761

	Consumer Finance — 1.2%
324	American Express Co.	18,417

	Diversified Financial Services — 1.1%
397	Moody’s Corp.	17,536

	Insurance — 1.8%
266	ACE Ltd., (Switzerland)	20,079
292	Amtrust Financial Services, Inc.	7,471

		27,550

	Real Estate Investment Trusts (REITs) — 0.9%
388	Prologis, Inc.	13,578

	Total Financials	145,293

Health Care — 12.4%

	Biotechnology — 4.7%
360	Aegerion Pharmaceuticals, Inc. (a)	5,341
130	Alexion Pharmaceuticals, Inc. (a)	14,826
220	Biogen Idec, Inc. (a)	32,890
60	Regeneron Pharmaceuticals, Inc. (a)	9,221
180	Vertex Pharmaceuticals, Inc. (a)	10,049

		72,327

	Health Care Providers & Services — 2.1%
144	Humana, Inc.	10,073
410	UnitedHealth Group, Inc.	22,735

		32,808

	Life Sciences Tools & Services — 1.0%
399	Agilent Technologies, Inc.	15,338

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Pharmaceuticals — 4.6%
259	Allergan, Inc.	23,737
73	Novo Nordisk A/S, (Denmark), ADR	11,489
322	Valeant Pharmaceuticals International, Inc., (Canada) (a)	17,808
204	Watson Pharmaceuticals, Inc. (a)	17,330

		70,364

	Total Health Care	190,837

Industrials — 14.8%

	Aerospace & Defense — 1.1%
121	TransDigm Group, Inc. (a)	17,212

	Building Products — 0.8%
432	Fortune Brands Home & Security, Inc. (a)	11,657

	Construction & Engineering — 1.0%
265	Fluor Corp.	14,909

	Electrical Equipment — 1.4%
288	Cooper Industries plc	21,640

	Industrial Conglomerates — 1.5%
449	Carlisle Cos., Inc.	23,328

	Machinery — 1.6%
382	Pall Corp.	24,228

	Professional Services — 0.8%
440	Nielsen Holdings N.V. (a)	13,176

	Road & Rail — 2.8%
141	Canadian Pacific Railway Ltd., (Canada)	11,704
383	J.B. Hunt Transport Services, Inc.	19,921
406	Old Dominion Freight Line, Inc. (a)	12,237

		43,862

	Trading Companies & Distributors — 3.8%
488	Air Lease Corp. (a)	9,957
222	MSC Industrial Direct Co., Inc., Class A	15,003
456	Rush Enterprises, Inc., Class A (a)	8,773
55	W.W. Grainger, Inc.	11,544
176	Watsco, Inc.	13,331

		58,608

	Total Industrials	228,620

Information Technology — 31.4%

	Communications Equipment — 2.9%
173	F5 Networks, Inc. (a)	18,145
62	Palo Alto Networks, Inc. (a)	3,811
361	QUALCOMM, Inc.	22,584

		44,540

	Computers & Peripherals — 10.1%
201	Apple, Inc.	134,353
802	EMC Corp. (a)	21,873

		156,226

	Internet Software & Services — 5.0%
57	Google, Inc., Class A (a)	42,705
75	LinkedIn Corp., Class A (a)	8,970
300	OpenTable, Inc. (a)	12,492
186	Rackspace Hosting, Inc. (a)	12,266

		76,433

	IT Services — 2.3%
65	MasterCard, Inc., Class A	29,391
541	ServiceSource International, Inc. (a)	5,547

		34,938

	Semiconductors & Semiconductor Equipment — 4.0%
223	ASML Holding N.V., (Netherlands)	11,954
642	Avago Technologies Ltd., (Singapore)	22,380
419	Broadcom Corp., Class A (a)	14,472
419	Microchip Technology, Inc.	13,731

		62,537

	Software — 7.1%
176	Citrix Systems, Inc. (a)	13,492
160	FactSet Research Systems, Inc.	15,427
633	Nuance Communications, Inc. (a)	15,751
311	Red Hat, Inc. (a)	17,714
101	Salesforce.com, Inc. (a)	15,437
178	SolarWinds, Inc. (a)	9,927
267	Splunk, Inc. (a)	9,815
388	TIBCO Software, Inc. (a)	11,714

		109,277

	Total Information Technology	483,951

Materials — 3.9%

	Chemicals — 3.9%
315	FMC Corp.	17,417
108	PPG Industries, Inc.	12,380
207	Sherwin-Williams Co. (The)	30,884

	Total Materials	60,681

	Total Common Stocks (Cost $1,184,089)	1,502,882

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Short-Term Investment — 1.7%

	Investment Company — 1.7%
25,935	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $25,935)	25,935

	Total Investments — 99.2% (Cost $1,210,024)	1,528,817
	Other Assets in Excess of Liabilities — 0.8%	12,000

	NET ASSETS — 100.0%	$1,540,817

Percentages indicated are based on net assets.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of September 30, 2012.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$338,818
Aggregate gross unrealized depreciation	(20,025)

Net unrealized appreciation/depreciation	$318,793

Federal income tax cost of investments	$1,210,024

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,517,328	$11,489	$—	$1,528,817

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the report value of which is an evaluated price. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 29, 2012

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 29, 2012